Consolidation of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Information about Subsidiaries Acquired and Considerations Transferred
a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred NT$ (In Millions)
VisEra Holding	Investing in companies involved in the design, manufacturing and other related businesses in the semiconductor industry	November 20, 2015	49.1	$3,536.1

OVT Taiwan	Investment activities	November 20, 2015	100	$394.7

b.	Considerations transferred

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Cash	$3,536.1	$394.7

Assets Acquired and Liabilities Assumed and Other Detailed Information on Acquisition of Subsidiaries
c.	Assets acquired and liabilities assumed at the date of acquisition

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Current assets
Cash and cash equivalents	$3,858.5	$20.7
Accounts receivable	512.0	—
Inventories	59.1	—
Other financial assets	706.5	373.8
Other current assets	26.4	0.2
Noncurrent assets
Investments accounted for using equity method	721.6	—
Property, plant and equipment	2,651.2	—
Intangible assets	12.1	—
Deferred income tax assets	30.0	—
Refundable deposits	15.6	—

	8,593.0	394.7

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Current liabilities
Financial liabilities at fair value through profit or loss	$1.0	$—
Accounts payable	87.5	—
Salary and bonus payable	183.1	—
Accrued profit sharing bonus to employees and compensation to directors and supervisors	45.8	—
Payables to contractors and equipment suppliers	132.3	—
Income tax payable	47.9	—
Provisions	126.0	—
Accrued expenses and other current liabilities	102.8	—
Noncurrent liabilities
Guarantee deposits	1.3	—

	727.7	—

Net assets	$7,865.3	$394.7

d.	Goodwill arising on acquisition

VisEra Holding
NT$
(In Millions)
Consideration transferred	$3,536.1
Fair value of investments previously owned	3,458.2
Less: Fair value of identifiable net assets acquired	(7,865.3)
Non-controlling interests	923.7

Goodwill arising on acquisition	$52.7

e.	Net cash outflow on acquisition of subsidiaries

	VisEra Holding	OVT Taiwan
	NT$	NT$
	(In Millions)	(In Millions)
Consideration paid in cash	$3,536.1	$394.7
Less: Cash and cash equivalent balances acquired	(3,858.5)	(20.7)

	$(322.4)	$374.0

f.	Impact of acquisitions on the results of the Company

The results of VisEra Holding since the acquisition date included in the consolidated statements of profit or loss and other comprehensive income for the year ended December 31, 2015 were as follows:

VisEra Holding
NT$
(In Millions)
Net revenue	$254.3

Net income	$13.9